Summary of Significant Accounting Policies (Details) - EBP 005 - USD ($)	Dec. 30, 2025	Dec. 30, 2024
EBP, Accounting Policy [Line Items]
Total investments	$ 230,927,099
Common stock, to total asset, percentage	11.00%	14.00%
Common stocks
EBP, Accounting Policy [Line Items]
Total investments	$ 25,862,100	$ 28,624,645